Principal Accounting Policies - Summary of the Disaggregated Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Net Revenues	¥ 12,489,859	$ 1,786,026	¥ 11,238,638	¥ 8,436,159
Other Value Added Services [Member] | Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	518,675		442,070	380,742
Transferred at Point in Time [Member] | Freight Brokerage Service [Member] | Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	4,199,393		4,726,989	3,916,409
Transferred at Point in Time [Member] | Transaction Service [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	5,234,566		3,763,712	2,207,763
Transferred over Time [Member] | Freight Listing Service [Member] | Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	980,158		879,489	828,152
Transferred over Time [Member] | Transaction Service [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	82,654		84,944	101,201
Transferred over Time [Member] | Credit Solutions [Member] | Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	¥ 1,474,413		¥ 1,341,434	¥ 1,001,892